     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 15, 1997

                                                    REGISTRATION NO. 33-7034
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 2                      [X]

                                      to

                                   FORM S-6


    For Registration Under The Securities Act of 1933 of Securities of Unit
                  Investment Trusts Registered on Form N-8B-2

                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                               SEPARATE ACCOUNT I

                           (EXACT NAME OF REGISTRANT)
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                (Formerly National Home Life Assurance Company)
                             (NAME OF DEPOSITOR)


                                 20 MOORES ROAD
                           FRAZER, PENNSYLVANIA 19355
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE)

                  DEPOSITOR'S TELEPHONE NUMBER: (800) 523-7900

                         KIMBERLY A. SCOULLER, ESQUIRE
                  PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                             400 WEST MARKET STREET
                                 P.O. BOX 32830
                           LOUISVILLE, KENTUCKY 40232
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPIES TO:
                           MICHAEL BERENSON, ESQUIRE

                       JORDEN BURT BERENSON & JOHNSON LLP
                       1025 THOMAS JEFFERSON STREET, N.W.
                                 SUITE 400 EAST
                          WASHINGTON, D.C. 20007-0805

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

 [X] Immediately upon filing pursuant to paragraph (b) of Rule 485.
 [_] On                   pursuant to paragraph (b)(1)(v) of Rule 485.
 [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.
 [_] On                   pursuant to paragraph (a)(1) of Rule 485.
 [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.
 [_] On                   pursuant to paragraph (a)(2) of Rule 485.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby declares that the Issuer has registered an indefinite amount of securities under the Securities Act of 1933. The Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1996, on February 27, 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     RECONCILIATION AND TIE BETWEEN ITEMS
                       IN FORM N-8B-2 AND THE PROSPECTUS


Item No. of
Form N-8B-2          Caption in Prospectus
-----------          ---------------------

1.                   Cover Page
2.                   Cover Page
3.                   Not Applicable.
4.                   Distribution of the Policies
5.                   National Home Life Assurance Company; Separate Account I
6.                   Separate Account I
7.                   Not Required
8.                   Not Required
9.                   Legal Proceedings
10. Summary; Separate Account I; The Fund; Charges and Deductions; Policy Rights and Benefits; Voting Rights; General Provisions
11.                  Summary; The Fund
12.                  Summary; The Fund
13.                  Summary; Charges and Deductions; The Fund
14.                  Summary; Premiums
15.                  Premiums
16.                  Premiums, The Fund
17.                  Summary; Charges and Deductions; Policy Rights and
                     Benefits; The Fund
18.                  The Fund; Premiums
19.                  General Provisions; Voting Rights
20.                  Not Applicable
21.                  Policy Rights and Benefits; General Provisions
22.                  Not Applicable
23.                  Additional Information
24.                  General Provisions
25.                  National Home Life Assurance Company
26.                  Not Applicable
27.                  National Home Life Assurance Company
28.                  Executive Officers and Directors
29.                  National Home Life Assurance Company
30.                  Not Applicable
31.                  Not Applicable
32.                  Not Applicable
33.                  Not Applicable
34.                  Not Applicable
35.                  Distribution of the Policies
36.                  Not Required
37.                  Not Applicable
38.                  Summary; Distribution of the Policies
39.                  Summary; Distribution of the Policies
40.                  Not Applicable

41.     National Home Life Assurance Company; Distribution of the Policies
42.     Not Applicable
43.     Not Applicable
44.     Premiums
45.     Not Applicable
46.     Policy Rights
47.     The Fund
48.     Not Applicable
49.     Not Applicable
50.     Separate Account I
51. Cover Page; Summary; Charges and Deductions; Policy Rights and Benefits; Premiums
52.     The Fund
53.     Federal Tax Matters
54.     Not Applicable
55.     Not Applicable
56.     Not Required
57.     Not Required
58.     Not Required
59.     Financial Statements

     This filing hereby incorporates by reference the previously filed post-effective amendment to this registration statement. However, the audited financial statements filed as part of such previously filed post-effective amendment are no longer current and therefore should not be relied on as an accurate reflection of the current financial condition of the depositor or the registrant. Current audited financial statements are periodically distributed to current policyholders in accordance with the no-action position articulated in Great-West Life & Annuity Insurance Company (no-action letter dated October 23, 1990, ref. no. IP-13-90).

                                    PART II
                                    -------

                          UNDERTAKING TO FILE REPORTS
                          ---------------------------

The following undertaking is in addition to that already included in the registration statement:

     Providian Life and Health Insurance Company (formerly known as National Home Life Assurance Company) represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Providian Life and Health Insurance Company.

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Providian Life and Health Insurance Company Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf in the County of Jefferson and Commonwealth of Kentucky on the 15th day of July, 1997.


                                 PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                                 SEPARATE ACCOUNT I (REGISTRANT)


                                 By: Providian Life and Health Insurance Company

                                     /s/ DAVID J. MILLER*
                                 By: ___________________________________________
                                     David J. Miller, President


                                 PROVIDIAN LIFE AND HEALTH INSURANCE COMPANY
                                 (DEPOSITOR)

                                     /s/ DAVID J. MILLER*
                                 By: ___________________________________________
                                     David J. Miller, President


*By: /s/ R. Michael Slaven
     -----------------------
     R. Michael Slaven
     Attorney-in-fact

     As required by the Securities Act of 1933, this amended Registration Statement has been duly signed by the following persons in the capacities and on the dates indicated.


       Signature                                   Title                                Date
       ---------                                   -----                                ----


/s/ DAVID J. MILLER*              Director, President and                           July 15, 1997
---------------------------       Chief Operating Officer
David J. Miller

/s/ DENNIS E. BRADY*              Director, Senior Vice President, Treasurer        July 15, 1997
---------------------------       and Senior Financial Officer (Chief
Dennis E. Brady                   Accounting Officer)

/s/ ELLEN S. ROSEN*               Director, Vice President and Associate            July 15, 1997
---------------------------       General Counsel
Ellen S. Rosen

/s/ THOMAS B. NESSPOR*            Director and Vice President                       July 15, 1997
---------------------------
Thomas B. Nesspor

/s/ JULIE S. CONGDON*             Director, Vice President and Associate            July 15, 1997
---------------------------       General Counsel
Julie S. Congdon

/s/ SUSAN E. MARTIN*              Director, Vice President, Secretary               July 15, 1997
---------------------------       and Associate General Counsel
Susan E. Martin

/s/ KEVIN P. McGLYNN*             Director and Senior Vice President                July 15, 1997
---------------------------
Kevin P. McGlynn

/s/ JOHN C. PRESTWOOD, JR.*       Director, Vice President and Actuary              July 15, 1997
---------------------------
John C. Prestwood, Jr.

/s/ MARTIN RENNINGER*             Director and Senior Vice President                July 15, 1997
---------------------------
Martin Renninger

     /s/ R. MICHAEL SLAVEN
*By: ______________________
     R. Michael Slaven
     Attorney-in-fact